UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Ticker | HPI

John Hancock Preferred Income Fund
As of 10-31-12 (Unaudited)
Portfolio of Investments

	Shares	Value

Preferred Securities 146.6% (98.6% of Total Investments)		$848,517,990

(Cost $802,232,604)

Consumer Staples 2.3%		13,093,438

Food & Staples Retailing 2.3%
Ocean Spray Cranberries, Inc., Series A 6.250% (S)	143,000	13,093,438

Energy 7.0%		40,422,626

Oil, Gas & Consumable Fuels 7.0%
Apache Corp., Series D, 6.000%	161,500	7,535,590
Nexen, Inc., 7.350%	1,290,700	32,887,036

Financials 84.6%		489,921,138

Capital Markets 11.1%
Credit Suisse Guernsey, 7.900% (Z)	450,000	11,677,500
Morgan Stanley Capital Trust III, 6.250% (L)(Z)	291,000	7,263,360
Morgan Stanley Capital Trust IV, 6.250% (Z)	323,000	8,094,380
Morgan Stanley Capital Trust V, 5.750% (Z)	405,000	10,031,850
Morgan Stanley Capital Trust VI, 6.600%	65,000	1,626,300
Morgan Stanley Capital Trust VII, 6.600%	47,000	1,175,940
State Street Corp., 5.250%	162,000	4,184,460
The Goldman Sachs Group, Inc., 6.125% (Z)	542,500	14,354,550
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	240,000	6,045,600

Commercial Banks 21.2%
Barclays Bank PLC, Series 3, 7.100%	200,000	5,046,000
Barclays Bank PLC, Series 5, 8.125%	740,000	19,129,000
BB&T Corp., 5.625%	307,200	7,848,960
HSBC USA, Inc., 6.500%	140,234	3,542,311
PNC Financial Services Group, Inc. (6.125% to 05/01/22, then 3
month LIBOR + 4.067%)	187,000	5,236,000
PNC Financial Services Group, Inc., 5.375%	12,000	301,680
Royal Bank of Scotland Group PLC, Series L, 5.750%	580,000	13,427,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	302,000	8,229,500
Santander Holdings USA, Inc., Series C, 7.300%	368,941	9,474,405
U.S. Bancorp (6.000% to 04/15/17, then 3 month LIBOR + 4.861%)	240,000	6,888,000
U.S. Bancorp (6.500% to 01/15/22, then 3 month LIBOR + 4.468%)
(L)(Z)	705,000	20,846,850
Wells Fargo & Company, 8.000% (L)(Z)	756,000	22,974,840

Consumer Finance 5.1%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (L)(Z)	685,000	17,309,950
SLM Corp., 6.000%	198,000	4,831,200
SLM Corp., Series A, 6.970% (Z)	147,391	7,058,555

Diversified Financial Services 25.4%
Bank of America Corp., 8.200% (Z)	95,000	2,420,600
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	185,000	4,613,900
Bank of America Corp., Series MER, 8.625%	82,000	2,132,000
Citigroup Capital VII, 7.125%	70,000	1,782,200
Citigroup Capital VIII, 6.950% (L)(Z)	610,000	15,402,500
Citigroup Capital XIII (7.875% to 10/30/15, then 3 month LIBOR +
6.370%)	20,000	556,200
Deutsche Bank Capital Funding Trust VIII, 6.375%	55,000	1,366,750
Deutsche Bank Capital Funding Trust X, 7.350%	111,400	2,831,788

1

John Hancock Preferred Income Fund
As of 10-31-12 (Unaudited)
Portfolio of Investments

	Shares	Value

Financials (continued)

Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	252,500	$6,537,225
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	496,000	13,277,920
General Electric Capital Corp., 6.000%	45,000	1,149,750
General Electric Capital Corp., 6.050%	45,000	1,164,150
General Electric Capital Corp., 6.100%	20,000	521,200
ING Groep NV, 6.125% (Z)	61,500	1,493,220
ING Groep NV, 7.050%	755,100	19,005,867
ING Groep NV, 7.200% (Z)	100,000	2,523,000
JPMorgan Chase Capital X, Series J, 7.000% (L)(Z)	487,000	12,666,870
JPMorgan Chase Capital XI, 5.875%	49,000	1,244,600
JPMorgan Chase Capital XXIX, 6.700% (Z)	580,000	15,259,800
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	366,400	9,229,616
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	277,000	6,974,860
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	367,000	9,252,070
RBS Capital Funding Trust V, 5.900%	620,000	11,401,800
RBS Capital Funding Trust VII, 6.080%	220,000	4,114,000

Insurance 11.5%
Aegon NV, 6.375% (L)(Z)	510,000	13,198,800
Aegon NV, 6.500% (Z)	200,000	5,016,000
American Financial Group, Inc., 7.000% (Z)	320,000	8,697,600
MetLife, Inc., Series B, 6.500% (L)(Z)	947,000	24,281,080
PLC Capital Trust V, 6.125% (Z)	256,000	6,461,440
Prudential PLC, 6.500% (Z)	154,500	3,919,665
Prudential PLC, 6.750%	51,000	1,293,870
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	147,500	3,722,900

Real Estate Investment Trusts 10.3%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (L)(Z)	66,525	1,688,405
Duke Realty Corp., Depositary Shares, Series K, 6.500% (L)(Z)	110,000	2,779,700
Duke Realty Corp., Depositary Shares, Series L, 6.600% (L)(Z)	109,840	2,789,936
Kimco Realty Corp., 6.000%	836,000	21,518,640
Public Storage, Inc., 5.750%	353,404	9,450,023
Public Storage, Inc., 6.350%	193,000	5,330,660
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	114,100	3,225,607
Public Storage, Inc., Series P, 6.500%	57,500	1,571,475
Senior Housing Properties Trust, 5.625%	233,000	5,724,810
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	205,000	5,594,450

Thrifts & Mortgage Finance 0.0%
Federal National Mortgage Association, Series S, 8.250%	80,000	136,000

Industrials 0.8%		4,377,475

Machinery 0.8%
Stanley Black & Decker, Inc., 5.750%	165,500	4,377,475

Telecommunication Services 11.7%		67,781,240

Diversified Telecommunication Services 4.7%
Qwest Corp., 7.000%	20,000	532,600
Qwest Corp., 7.375% (L)(Z)	750,000	20,430,000
Qwest Corp., 7.500%	232,500	6,375,150

Wireless Telecommunication Services 7.0%
Telephone & Data Systems, Inc., 6.625% (Z)	233,000	5,901,890
Telephone & Data Systems, Inc., 6.875%	103,000	2,858,250
Telephone & Data Systems, Inc., 7.000% (Z)	340,000	9,574,400

2

John Hancock Preferred Income Fund
As of 10-31-12 (Unaudited)
Portfolio of Investments

			Shares	Value

Telecommunication Services (continued)

United States Cellular Corp., 6.950% (L)(Z)			795,000	$22,108,950

Utilities 40.2%				232,922,073

Electric Utilities 23.8%
Duquesne Light Company, 6.500% (Z)			73,650	3,667,770
Entergy Arkansas, Inc., 5.750%			47,500	1,336,650
Entergy Louisiana LLC, 5.250%			240,000	6,410,400
Entergy Louisiana LLC, 5.875%			252,625	7,124,025
Entergy Louisiana LLC, 6.000%			200,000	5,570,000
Entergy Mississippi, Inc., 6.000% (Z)			366,400	10,156,607
Entergy Mississippi, Inc., 6.200%			83,500	2,362,215
Entergy Texas, Inc., 7.875%			50,200	1,454,294
FPC Capital I, Series A, 7.100% (L)(Z)			540,000	13,986,000
FPL Group Capital Trust I, 5.875% (Z)			353,600	9,313,824
Gulf Power Company, 5.750%			134,800	3,670,604
HECO Capital Trust III, 6.500%			379,850	9,792,533
NextEra Energy Capital Holdings, Inc., 5.700% (L)(Z)			850,000	22,610,000
NSTAR Electric Company, 4.780% (Z)			15,143	1,509,095
PPL Corp., 9.500%			337,000	18,309,210
SCE Trust I, 5.625%			178,500	4,662,420
Southern California Edison Company, 6.125% (L)(Z)			119,000	12,033,875
Southern California Edison Company, Series C, 6.000%			37,500	3,766,406

Multi-Utilities 16.4%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)			40,000	4,093,752
BGE Capital Trust II, 6.200% (L)(Z)			676,800	17,529,120
Dominion Resources, Inc., Series A, 8.375% (Z)			385,400	10,791,200
DTE Energy Company, 5.250%			305,000	7,771,400
DTE Energy Company, 6.500%			295,000	8,352,188
Interstate Power & Light Company, Series B, 8.375% (L)(Z)			713,350	19,545,790
SCANA Corp., 7.700%			681,500	18,639,025
Xcel Energy, Inc., 7.600% (Z)			331,000	8,463,670

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 2.0% (1.4% of Total Investments)				$11,646,040

(Cost $12,789,843)

Energy 1.2%				7,249,000

Oil, Gas & Consumable Fuels 1.2%
Southern Union Company (P)(L)(Z)	3.333	11/01/66	$8,800,000	7,249,000

Utilities 0.8%				4,397,040

Electric Utilities 0.8%
Southern California Edison Company (6.250% to 02/01/22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	4,000,000	4,397,040

3

John Hancock Preferred Income Fund
As of 10-31-12 (Unaudited)
Portfolio of Investments

	Par value	Value

Short-Term Investments 0.1% (0.0% of Total Investments)		$400,000

(Cost $400,000)

Repurchase Agreement 0.1%		400,000

Repurchase Agreement with State Street Corp. dated 10-31-12 at
0.010% to be repurchased at $400,000 on 11-1-12, collateralized by
$300,000 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at
$410,669, including interest)	400,000	400,000

Total investments (Cost $815,422,447)† 148.7%		$860,564,030

Other assets and liabilities, net (48.7%)		($281,693,810)

Total net assets 100.0%		$578,870,220

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(L) A portion of the security is a lent security as of 10-31-12, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 10-31-12 was $235,882,804.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 10-31-12 was $468,191,664.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $815,423,106. Net unrealized appreciation aggregated $45,140,924, of which $57,267,673 related to appreciated investment securities and $12,126,749 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments on 10-31-12.

United States	83.7%
United Kingdom	5.0%
Netherlands	4.8%
Canada	3.8%
Switzerland	1.4%
Spain	1.0%
Bermuda	0.3%

4

John Hancock Preferred Income Fund
As of 10-31-12 (Unaudited)
Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with a market value of approximately $25,539,042 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Preferred Securities
Consumer Staples	$13,093,438	—	$13,093,438	—
Energy	40,422,626	40,422,626	—	—
Financials	489,921,138	489,921,138	—	—
Industrials	4,377,475	4,377,475	—	—
Telecommunication Services	67,781,240	67,781,240	—	—
Utilities	232,922,073	174,146,357	58,775,716	—
Corporate Bonds
Energy	7,249,000	—	7,249,000	—
Utilities	4,397,040	—	4,397,040	—
Short-Term Investments	400,000	—	400,000	—

Total investments in Securities	$860,564,030	$776,648,836	$83,915,194	—
Other Financial Instruments
Interest Rate Swaps	($2,945,242)	—	($2,945,242)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended October 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2012.

	USD		PAYMENTS
	NOTIONAL	PAYMENTS	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	MADE BY FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$68,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($2,393,178)
Morgan Stanley
Capital Services	68,000,000	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	(552,064)

	$136,000,000				($2,945,242)

(a) At October 31, 2012, the 3 Month LIBOR rate was 0.31275%.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	**1-800-852-0218** **1-800-344-7054** **1-800-843-0090** **1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q1 10/12
12/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	December 20, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	December 20, 2012